Condensed Interim Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
EXPENSES
General and administrative expenses	$ (394)	$ (359)	$ (656)	$ (664)
Property investigation	(3)	(11)	(4)	(17)
Amortization	(1)	(2)	(9)	(4)
Share-based payments			(837)	(884)
Total expenses	(398)	(372)	(1,506)	(1,569)
OTHER ITEMS
Foreign exchange (loss) gain	(3)	1	(3)
Impairment for exploration and evaluation assets		(437)		(437)
Equity loss on investment	(20)		(37)
Other income (expense), net	(23)	(436)	(40)	(437)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (421)	$ (808)	$ (1,546)	$ (2,006)
Basic and diluted weighted average number of common shares outstanding	119,726,930	88,690,791	116,503,880	88,690,791
Basic and diluted loss per share	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)